Equity - Summary of Income Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income statement [line items]
Income of the period	$ 3,177,133	$ 1,687,502	$ 1,549,674
Non-controlling interests income	443,360	276,237	$ (826,155)
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of income statement [line items]
Interest and readjustments income (expense)	502,125	341,292
Income of the period	7,633	7,210
Non-controlling interests income	$ 41	$ 2,753